UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22148

                                     Invesco Actively Managed Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                                                    Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                               Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-983-0903

Date of fiscal year end:  August 31

Date of reporting period:  May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of May 31, 2018 is set forth below.

Schedule of Investments

Invesco Total Return Bond ETF (GTO)

May 31, 2018

(Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	U.S. Government Sponsored Agency Mortgage-Backed Securities - 37.7%
	Federal National Mortgage Association (FNMA) - 18.9%
$500,000	Federal National Mortgage Association (FNMA)	2.990%	09/01/2029	$477,335
500,000	Federal National Mortgage Association (FNMA)	2.860	09/01/2029	474,123
500,000	Federal National Mortgage Association (FNMA)	3.050	10/01/2029	480,425
500,000	Federal National Mortgage Association (FNMA)	2.820	10/01/2029	472,170
500,000	Federal National Mortgage Association (FNMA)	2.900	11/01/2029	473,117
570,000	Federal National Mortgage Association (FNMA)	3.500	07/15/2030	577,348
1,160,000	Federal National Mortgage Association (FNMA)	3.000	07/15/2030	1,153,629
750,000	Federal National Mortgage Association (FNMA)	3.080	10/01/2032	712,354
495,920	Federal National Mortgage Association (FNMA)	3.240	11/01/2032	480,248
1,000,000	Federal National Mortgage Association (FNMA)	3.310	01/01/2033	975,420
590,000	Federal National Mortgage Association (FNMA)	2.500	07/15/2033	574,713
1,470,000	Federal National Mortgage Association (FNMA)	4.000	07/15/2046	1,500,893
620,000	Federal National Mortgage Association (FNMA)	3.500	07/15/2046	617,917
1,830,000	Federal National Mortgage Association (FNMA)	3.000	07/15/2046	1,774,564
577,892	Federal National Mortgage Association (FNMA)	4.000	11/01/2047	592,209

				11,336,465

	Commercial Mortgage-Backed Securities - 10.9%
974,515	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates, Class B1, Series 2015-R1(a)(b)	2.662	11/25/2055	1,063,254
250,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class AM, Series 2017-K066	3.200	06/25/2027	245,520
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class AFX, Series 2017-KGX1	3.000	10/25/2027	966,706
800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class A2, Series 2017-KW03	3.019	06/25/2027	781,289
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class AM, Series 2018-K074	3.600	02/25/2028	1,010,729
1,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Class A3, Series 2018-K154	3.459	11/25/2032	995,905
5,266,278	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2013-K026(b)	1.008	11/25/2022	191,399
8,451,731	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2013-K035(b)	0.408	08/25/2023	149,159
6,154,025	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014-K036(b)	0.759	10/25/2023	207,511
6,529,630	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014-K037(b)	1.003	01/25/2024	297,724
4,365,874	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2014-K038(b)	1.171	03/25/2024	241,060
4,440,397	Freddie Mac Multifamily Structured Pass Through Certificates, IO, Class X1, Series 2015-K042(b)	1.053	12/25/2024	256,290
29,839,568	FREMF Mortgage Trust, IO, Class X2A, Series 2013-K29(a)	0.125	05/25/2046	139,246

				6,545,792

	Residential Mortgage-Backed Security - 2.3%
475,984	Freddie Mac Seasoned Credit Risk Transfer Trust, Class HT, Series 2017-3(c)	2.500	07/25/2056	461,333
946,948	Freddie Mac Seasoned Credit Risk Transfer Trust, Class HT, Series 2017-4(c)	2.250	06/25/2057	905,247

				1,366,580

	Government National Mortgage Association (GNMA) - 2.0%
865,000	Government National Mortgage Association (GNMA)	3.000	07/01/2045	846,788
350,000	Government National Mortgage Association (GNMA)	4.000	07/01/2047	359,010

				1,205,798

	Federal Home Loan Mortgage Corp. (FHLMC) - 3.6%
496,688	Federal Home Loan Mortgage Corp. (FHLMC)	3.550	10/01/2033	494,238
1,180,000	Federal Home Loan Mortgage Corp. (FHLMC)	3.500	07/15/2046	1,176,055
500,000	Federal Home Loan Mortgage Corp. (FHLMC)	4.000	07/15/2048	510,525

				2,180,818

	Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,997,890)			22,635,453

	Corporate Bonds and Notes - 33.6%
	Advertising - 0.4%
250,000	MDC Partners, Inc.(a)	6.500	05/01/2024	222,500

	Aerospace/Defense - 0.3%
38,000	Harris Corp.	4.400	06/15/2028	38,555
68,000	Spirit AeroSystems, Inc.	3.950	06/15/2023	68,762

Schedule of Investments

$94,000	Spirit AeroSystems, Inc.	4.600%	06/15/2028	$95,344

				202,661

	Airlines - 0.2%
135,000	Delta Air Lines, Inc.	4.375	04/19/2028	132,781

	Banks - 11.3%
500,000	Australia & New Zealand Banking Group Ltd., MTN (Australia) (3 mo. USD LIBOR + 0.99%)(a)(d)	3.290	06/01/2021	507,611
600,000	Capital One Financial Corp. (3 mo. USD LIBOR + 0.76%)(d)	3.115	05/12/2020	603,521
100,000	Citigroup, Inc. (3 mo. USD LIBOR + 1.38%)(d)	3.688	03/30/2021	102,727
390,000	Citigroup, Inc., Series P(e)	5.950		393,412
100,000	Citigroup, Inc., Series T(e)	6.250		103,000
300,000	Citizens Bank NA (3 mo. USD LIBOR + 0.54%)(d)	2.861	03/02/2020	301,074
250,000	Citizens Bank NA (3 mo. USD LIBOR + 0.81%)(d)	3.129	05/26/2022	250,269
400,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 0.73%)(d)	3.022	12/27/2020	402,081
250,000	Goldman Sachs Group, Inc. (The) (3 mo. USD LIBOR + 1.77%)(d)	4.100	02/25/2021	258,553
201,000	HSBC Holdings PLC (United Kingdom) (3 mo. USD LIBOR + 1.00%)(d)	3.326	05/18/2024	200,424
292,000	HSBC Holdings PLC (United Kingdom)(e)	6.250		292,153
350,000	JPMorgan Chase & Co. (3 mo. USD LIBOR + 0.68%)(d)	2.980	06/01/2021	352,076
600,000	Macquarie Group Ltd. (Australia) (3 mo. USD LIBOR + 1.35%)(a)(d)	3.642	03/27/2024	611,203
229,000	Mitsubishi UFJ Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 1.88%)(d)	4.180	03/01/2021	237,745
600,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.88%)(d)	2.951	09/11/2022	605,883
100,000	Mizuho Financial Group, Inc. (Japan) (3 mo. USD LIBOR + 0.79%)(d)	3.111	03/05/2023	100,235
100,000	Morgan Stanley (3 mo. USD LIBOR + 0.98%)(d)	3.125	06/16/2020	101,308
250,000	Morgan Stanley, MTN (3 mo. USD LIBOR + 0.93%)(d)	3.292	07/22/2022	252,546
250,000	Morgan Stanley, Series 3NC2 (3 mo. USD LIBOR + 0.80%)(d)	3.155	02/14/2020	250,916
500,000	Sumitomo Mitsui Trust Bank Ltd. (Japan) (3 mo. USD LIBOR + 0.44%)(a)(d)	2.618	09/19/2019	501,408
200,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.44%)(a)(d)	3.726	09/24/2020	204,368
150,000	UBS Group Funding Switzerland AG (Switzerland) (3 mo. USD LIBOR + 1.78%)(a)(d)	4.128	04/14/2021	155,115

				6,787,628

	Beverages - 0.2%
134,000	Maple Escrow Subsidiary, Inc.(a)	4.057	05/25/2023	134,989

	Building Materials - 0.3%
200,000	James Hardie International Finance DAC (Ireland)(a)	5.000	01/15/2028	190,696

	Diversified Financial Services - 3.7%
194,186	AMC East Communities LLC(a)	6.010	01/15/2053	222,700
150,000	Ares Finance Co. LLC(a)	4.000	10/08/2024	142,783
310,000	Camp Pendleton & Quantico Housing LLC(a)	5.937	10/01/2043	362,339
389,336	Fort Knox Military Housing Privatization Project(a)	5.815	02/15/2052	399,161
238,779	Fort Knox Military Housing Privatization Project (1 mo. USD LIBOR + 0.34%)(a)(d)	2.259	02/15/2052	168,903
233,387	Mid-Atlantic Military Family Communities LLC(a)	5.300	08/01/2050	236,653
111,654	Pacific Beacon LLC(a)	5.379	07/15/2026	118,980
500,000	Pacific Beacon LLC(a)	5.508	07/15/2036	549,053

				2,200,572

	Healthcare-Products - 0.4%
250,000	Zimmer Biomet Holdings, Inc. (3 mo. USD LIBOR + 0.75%)(d)	2.928	03/19/2021	250,633

	Home Builders - 0.5%
150,000	HP Communities LLC(a)	5.780	03/15/2046	174,214
100,000	HP Communities LLC(a)	5.860	09/15/2053	119,317

				293,531

	Insurance - 3.0%
350,000	American Equity Investment Life Holding Co.	5.000	06/15/2027	343,796
150,000	Assurant, Inc. (3 mo. USD LIBOR + 1.25%)(d)	3.542	03/26/2021	150,432
300,000	First American Financial Corp.	4.300	02/01/2023	300,245
90,000	Great-West Lifeco Finance 2018 LP (Canada)(a)	4.581	05/17/2048	92,485
350,000	MetLife, Inc.(a)	9.250	04/08/2038	480,375
291,000	MetLife, Inc., Series D(e)	5.875		297,548
100,000	Navigators Group, Inc. (The)	5.750	10/15/2023	103,957

				1,768,838

	Media - 1.3%
200,000	Altice France SA (France)(a)	7.375	05/01/2026	195,250
200,000	CSC Holdings LLC(a)	5.375	02/01/2028	187,500
200,000	Discovery Communications LLC (3 mo. USD LIBOR + 0.71%)(d)	2.912	09/20/2019	201,016
200,000	Meredith Corp.(a)	6.875	02/01/2026	202,500

				786,266

	Mining - 0.8%
150,000	BHP Billiton Finance USA Ltd. (Australia)(a)	6.750	10/19/2075	164,063
330,000	Yamana Gold, Inc. (Brazil)	4.950	07/15/2024	333,095

				497,158

Schedule of Investments

	Oil & Gas - 0.8%
$150,000	EQT Corp. (3 mo. USD LIBOR + 0.77%)(d)	3.078%	10/01/2020	$150,276
300,000	Phillips 66 (3 mo. USD LIBOR + 0.60%)(d)	2.919	02/26/2021	300,626

				450,902

	Pharmaceuticals - 3.0%
600,000	Allergan Funding SCS (3 mo. USD LIBOR + 1.26%)(d)	3.326	03/12/2020	606,549
200,000	CVS Health Corp. (3 mo. USD LIBOR + 0.63%)(d)	2.687	03/09/2020	200,954
200,000	CVS Health Corp. (3 mo. USD LIBOR + 0.72%)(d)	2.777	03/09/2021	201,386
100,000	CVS Health Corp.	4.300	03/25/2028	99,696
700,000	Express Scripts Holding Co. (3 mo. USD LIBOR + 0.75%)(d)	3.068	11/30/2020	700,598

				1,809,183

	Pipelines - 4.0%
309,000	Energy Transfer Partners LP, Series A(e)	6.250		291,252
1,750,000	MPLX LP	5.500	02/15/2023	1,791,580
302,000	Plains All American Pipeline LP, Series B(e)	6.125		293,695

				2,376,527

	Real Estate - 0.2%
96,277	Atlantic Marine Corps. Communities LLC(a)	5.343	12/01/2050	102,911

	REITs - 1.6%
200,000	Fort Benning Family Communities LLC(a)	5.810	01/15/2051	219,159
180,000	Hospitality Properties Trust	5.250	02/15/2026	183,415
300,000	Lexington Realty Trust	4.400	06/15/2024	297,969
250,000	Senior Housing Properties Trust	4.750	02/15/2028	243,033

				943,576

	Retail - 0.7%
200,000	IRB Holding Corp.(a)	6.750	02/15/2026	189,500
226,000	O’Reilly Automotive, Inc.	4.350	06/01/2028	227,316

				416,816

	Telecommunications - 0.2%
77,000	Vodafone Group PLC (United Kingdom)	4.375	05/30/2028	76,980
52,000	Vodafone Group PLC (United Kingdom)	5.250	05/30/2048	52,919

				129,899

	Toys/Games/Hobbies - 0.5%
302,000	Mattel, Inc.	2.350	05/06/2019	302,845

	Trucking & Leasing - 0.2%
139,000	Penske Truck Leasing Co. LP(a)	3.900	02/01/2024	139,417

	Total Corporate Bonds and Notes (Cost $20,129,992)			20,140,329

	Asset-Backed Securities - 13.5%
250,000	Acis CLO Ltd., Class C, Series 2013-1A (Cayman Islands) (3 mo. USD LIBOR + 2.95%)(a)(d)	5.305	04/18/2024	250,607
500,000	Anchorage Credit Funding Ltd., Class A, Series 2016-4A (Cayman Islands)(a)	3.500	02/15/2035	488,950
435,300	Apollo Aviation Securitization Equity Trust, Class A, Series 2016-2	4.212	11/15/2041	438,197
406,952	Bear Stearns Asset Backed Securities I Trust, Class 2A, Series 2006-HE9 (1 mo. USD LIBOR + 0.14%)(d)	2.100	11/25/2036	396,793
500,000	BSPRT Issuer Ltd., Class A, Series 2017-FL1 (Cayman Islands) (1 mo. USD LIBOR + 1.35%)(a)(d)	3.269	06/15/2027	500,950
462,006	Castlelake Aircraft Securitization Trust, Class A, Series 2017-1	3.967	07/15/2042	459,626
500,000	Cerberus Loan Funding XVI LP, Class A2, Series 2016-2A (Cayman Islands) (3 mo. USD LIBOR + 2.35%)(a)(d)	4.698	11/15/2027	508,884
483,750	DB Master Finance LLC, Class A2II, Series 2015-1A(a)	3.980	02/20/2045	485,438
595,500	Domino’s Pizza Master Issuer LLC, Class A2I, Series 2017-1A (3 mo. USD LIBOR + 1.25%)(a)(d)	3.610	07/25/2047	598,348
250,000	FS Senior Funding Ltd., Class AT, Series 2015-1A (Cayman Islands) (3 mo. USD LIBOR + 1.80%)(a)(d)	4.142	05/28/2025	249,949
500,000	Golub Capital Partners CLO Ltd., Class A, Series 2016-33A (Cayman Islands) (3 mo. USD LIBOR + 2.48%)(a)(d)	4.811	11/21/2028	501,065
300,000	Golub Capital Partners CLO Ltd., Class A2R, Series 2017-16A (Cayman Islands) (3 mo. USD LIBOR + 1.85%)(a)(d)	4.210	07/25/2029	300,096
250,000	Newstar Commercial Loan Funding LLC, Class B, Series 2016-1A (3 mo. USD LIBOR + 3.75%)(a)(d)	6.080	02/25/2028	250,791
250,000	OZLM Funding II Ltd., Class BR, Series 2016-2A (Cayman Islands) (3 mo. USD LIBOR + 2.75%)(a)(d)	5.109	10/30/2027	250,731
490,445	Store Master Funding I-VII, Class A2, Series 2016-1A(a)	4.320	10/20/2046	483,925
148,125	Taco Bell Funding LLC, Class A23, Series 2016-1A(a)	4.970	05/25/2046	153,184
280,490	Textainer Marine Containers V Ltd., Class A, Series 2017-2A (Bermuda)(a)	3.520	06/20/2042	277,876
487,500	Wendy’s Funding LLC, Class A23, Series 2015-1A(a)	4.497	06/15/2045	477,818

Schedule of Investments

$500,000	Woodmont Trust, Class A, Series 2017-2A (3 mo. USD LIBOR + 1.80%)(a)(d)	4.155%	07/18/2028	$504,255
500,000	Woodmont Trust, Class A1, Series 2017-3A (Cayman Islands) (3 mo. USD LIBOR + 1.73%)(a)(d)	4.080	10/18/2029	502,485

	Total Asset-Backed Securities (Cost $8,101,152)			8,079,968

	U.S. Treasury Securities - 7.3%
1,716,200	U.S. Treasury Bond	3.000	02/15/2048	1,721,530
2,073,800	U.S. Treasury Note	2.750	05/31/2023	2,082,265
541,000	U.S. Treasury Note	2.875	05/15/2028	543,462

	Total U.S. Treasury Securities (Cost $4,291,290)			4,347,257

	U.S. Government Sponsored Agency Securities - 4.2%
450,000	Federal National Mortgage Association (FNMA), Principal Strips(f)	0.000	05/15/2029	311,408
1,300,000	Federal National Mortgage Association (FNMA), Principal Strips(f)	0.000	01/15/2030	879,113
850,000	Federal National Mortgage Association (FNMA), Principal Strips, MTN(f)	0.000	05/15/2030	568,143
350,000	Federal Home Loan Mortgage Corp. (FHLMC), Coupon Strips, Series 6.75(f)	0.000	09/15/2030	234,127
150,000	Federal Home Loan Mortgage Corp. (FHLMC), MTN(f)	0.000	12/14/2029	103,076
100,000	Tennessee Valley Authority	5.375	04/01/2056	137,004
250,000	Tennessee Valley Authority	4.250	09/15/2065	286,447

	Total U.S. Government Sponsored Agency Securities (Cost $2,574,580)			2,519,318

	Municipal Bonds - 3.2%
	Ad Valorem Property Tax - 0.7%
200,000	Illinois State (INS – AGM)	6.630	02/01/2035	231,806
130,000	Los Angeles California Community College District	6.750	08/01/2049	192,843

				424,649

	Electric Power Revenue - 0.6%
255,000	Los Angeles California Department of Water & Power Rev.	6.574	07/01/2045	362,136

	General Fund - 0.9%
350,000	California State	7.600	11/01/2040	533,008

	Port, Airport & Marina Revenue - 0.3%
155,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Sixty-Fourth) Rev.	5.647	11/01/2040	193,360

	Tax Increment Revenue - 0.4%
250,000	Santa Cruz County California Redevelopment Successor Agency Ref.	3.750	09/01/2032	244,300

	Transit Revenue - 0.3%
140,000	Metropolitan Transportation Auth. New York Rev.	6.687	11/15/2040	188,283

	Total Municipal Bonds (Cost $1,980,860)			1,945,736

	Variable Rate Senior Loan Interests - 2.9%(g)(h)
	Building Materials - 0.2%
109,571	DiversiTech Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.00%)	5.310	06/01/2024	109,366

	Computers - 0.4%
119,883	Optiv Security Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	5.125	02/01/2024	117,298
99,500	Peak 10 Holding Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	5.802	08/01/2024	98,287
				215,585

	Engineering & Construction - 0.2%
99,490	StandardAero Aviation Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	5.630	07/07/2022	100,028

	Entertainment - 0.3%
198,503	Cyan Blue Holding Co., First Lien Term Loan B (3 mo. USD LIBOR + 2.75%)	5.052	08/23/2024	198,885

	Food - 0.3%
170,472	Chobani LLC, First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.377	10/07/2023	171,040

	Healthcare-Products - 0.2%
98,481	DJO Finance LLC, First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	5.558	06/07/2020	98,912

	Household Products/Wares - 0.4%
249,375	Diamond BC BV, First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.994	09/06/2024	247,608

	Media - 0.3%
195,494	Cengage Learning, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.25%)	6.036	06/07/2023	175,969

	Software - 0.6%
199,000	Almonde, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 3.50%)	5.484	06/16/2024	196,227
195,382	Epicor Software Corp., First Lien Term Loan B (3 mo. USD LIBOR + 3.25%)	5.130	06/01/2022	196,655
				392,882

	Total Variable Rate Senior Loan Interests (Cost $1,730,976)			1,710,275

Schedule of Investments

	Commercial Mortgage-Backed Securities - 1.1%
$500,000	GS Mortgage Securities Corp. Trust, Class C, Series 2017-STAY (1 mo. USD LIBOR + 1.35%)(a)(d)	3.269%	07/15/2032	$503,634
1,959,153	Wells Fargo Commercial Mortgage Trust, IO, Class XA, Series 2016-NXS5(b)	1.543	01/15/2059	148,764

	Total Commercial Mortgage-Backed Securities (Cost $627,624)			652,398

	Short-Term Investments - 0.3%
	U.S. Treasury Securities - 0.3%
200,000	U.S. Treasury Bills(i)(j) (Cost $199,481)	1.696	07/26/2018	199,454

	Total Investments in Securities
	(Cost $62,633,845) - 103.8%			62,230,188
	Other assets less liabilities - (3.8)%			(2,257,057)

	Net Assets - 100.0%			$59,973,131

Investment Abbreviations:

AGM - Assured Guaranty Municipal Corp.

CLO - Collateralized Loan Obligation

INS - Insurer

IO - Interest Only

LIBOR - London Interbank Offered Rate

MTN - Medium-Term Note

Ref. - Refunding

REIT - Real Estate Investment Trust

Rev. - Revenue

USD - U.S. Dollar

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2018 was $15,486,639, which represented 25.82% of the Fund’s Net Assets.

(b)	Interest Rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect May 31, 2018.
(c)	Step coupon bond. Rate shown is the rate in effect on May 31, 2018.
(d)	Variable rate coupon. Stated interest rate was in effect at May 31, 2018.
(e)	Perpetual bond with no specified maturity date.
(f)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(g)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(h)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.

Affiliated Table

	Value August 31, 2017	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2018	Dividend Income
Invesco Ultra Short Duration Bond ETF*	$4,051,565	$4,385,629	$(8,418,191)	$(1,915)	$(17,088)	$—	$41,976

*	At May 31, 2018, this security was no longer held.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration	Notional Value	Value	Unrealized Appreciation
2-Year US Treasury Note Future	39	September-2018	$8,277,141	$18,198	$18,198
5-Year US Treasury Note Future	93	September-2018	10,591,828	75,341	75,341
10-Year US Treasury Note Future	50	September-2018	6,021,875	56,522	56,522
CME Ultra Long Term U.S. Treasury Bond Future	1	September-2018	159,500	3,966	3,966
Ultra 10-Year US Treasury Note Future	27	September-2018	3,465,281	41,491	41,491
US Treasury Long Bond Future	6	September-2018	870,750	19,298	19,298

Total Futures Contracts-Interest Rate Risk				$214,816	$214,816

Open Centrally Cleared Interest Rate Swap Agreements
Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date		Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Pay	3 Month USD LIBOR	Quarterly	1.674%	Semi-Annually	08/16/2020	USD	72,561	$20,937	$51,624	$51,624
Pay	3 Month USD LIBOR	Quarterly	1.895	Semi-Annually	08/11/2022	USD	113,698	44,257	69,441	69,441
Pay	3 Month USD LIBOR	Quarterly	1.991	Semi-Annually	08/22/2024	USD	65,185	(4,318)	69,503	69,503
Receive	3 Month USD LIBOR	Quarterly	(2.237)	Semi-Annually	08/11/2027	USD	509,070	144,046	365,024	365,024
Pay	3 Month USD LIBOR	Quarterly	2.114	Semi-Annually	09/01/2027	USD	25,474	303	25,171	25,171
Receive	3 Month USD LIBOR	Quarterly	(2.592)	Semi-Annually	11/13/2047	USD	50,951	312	50,639	50,639

Total - Interest Rate Swap Agreements - Interest Rate Risk								$205,537	$631,402	$631,402

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

USD - U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unrealiable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2018. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the ninth-month period ended May 31, 2018, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$8,079,968	$—	$8,079,968
Commercial Mortgage-Backed Securities	—	652,398	—	652,398
Corporate Bonds and Notes	—	20,140,329	—	20,140,329
Municipal Bonds	—	1,945,736	—	1,945,736
Short-Term Investments	—	199,454	—	199,454
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	22,635,453	—	22,635,453
U.S. Government Sponsored Agency Securities	—	2,519,318	—	2,519,318
U.S. Treasury Securities	—	4,347,257	—	4,347,257
Variable Rate Senior Loan Interests	—	1,710,275	—	1,710,275

Total Investments in Securities	—	62,230,188	—	62,230,188

Other Investments - Assets*
Futures Contracts	214,816	—	—	214,816
Swap Agreements	—	631,402	—	631,402

Total Other Investments	214,816	631,402	—	846,218

Total Investments	$214,816	$62,861,590	$—	$63,076,406

*	Unrealized appreciation.

Derivative Investments

The Funds may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Funds do not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statements of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2018:

Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts - Exchange-Traded(a)	$214,816
Unrealized appreciation on swap agreements - Centrally Cleared	631,402

Total Derivative Assets	$846,218

Derivatives not subject to master netting agreements	(846,218)

Total Derivative Assets subject to master netting agreements	$—

(a)	Includes cumulative appreciation (depreciation) on futures contracts.

Effect of Derivative Investments for the nine months ended May 31, 2018

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Gain (Loss)
	Interest Rate Risk	Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$—	$(53,061)
Futures contracts	215,873	—
Options purchased	(105,279)	—
Options written	(628)	—
Swap agreements	275,283	—
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	214,816	—
Options purchased	(17,626)	—
Options written	16,800	—
Swap agreements	709,016	—

Total	$1,308,255	$(53,061)

The table below summarizes the average notional value of futures contracts, options purchased, options written and swap agreements outstanding during the period.

Average Notional Value
Futures contracts	$5,053,408
Options purchased	14,679,200
Options written	777,311
Swap agreements	568,697

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Actively Managed Exchange-Traded Fund Trust

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 7/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Daniel E. Draper

Name: Daniel E. Draper

Title: President

Date: 7/30/2018

By:     /s/ Steven Hill

Name: Steven Hill

Title: Treasurer

Date: 7/30/2018